7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Summarized financial information of AVU Kosova LLC (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Summarized financial information of AVU Kosova LLC

The following table illustrates the summarized financial information of AVU Kosova LLC:

December 31, 2025
Current assets	$ 2,332
Non-current assets	7,487
Current liabilities	355,722
Loss for the year	290,034